Convertible Notes Payable (Details) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 14, 2020	Dec. 19, 2019	Feb. 29, 2020	Feb. 14, 2020	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 13, 2019
Convertible Notes Payable (Details) [Line Items]
Interest rate	15.00%			15.00%
Amendment agreement, description			In February 2020, the Company and the holders of the 8% Notes entered into an amendment agreement pursuant to which the principal and interest due under the 8% Notes will remain due and payable on the same terms as exist in the 8% Notes prior to modification, that the maturity shall be extended to the same maturity date as the 2020 Notes, namely February 28, 2022, and the 8% Notes became a secured obligation of the Company.			Additionally, during the six months ended June 30, 2021, the Company received conversion notices from (i) the Stern Trust converting the principal amount, repayment premium and interest in the amount of approximately $3.5 million payable under the Restated Stern Note into approximately 561,000 shares of common stock, (ii) the 8% Note Investors converting principal and interest in the amount of approximately $0.4 million into approximately 180,000 shares of common stock and (iii) the 2020 Note Investors converting principal, repayment premium and interest in the amount of approximately $2.5 million into approximately 398,000 shares of common stock.	The Company and FIN Holdings, Inc. and ID Solutions, Inc., two of the Company’s subsidiaries, entered into a security agreement with the 2020 Note Investors (“Security Agreement”), the holders of the 8% Notes and the Stern Trust, which is the holder of the Promissory Note in the principal amount of $2,000,000 (the “Stern Note”). The Security Agreement provides that until the principal and accrued but unpaid interest under the 2020 Notes, 8% Notes and Stern Note is paid in full or converted pursuant to their terms, the Company’s obligations under the 2020 Notes, 8% Notes and Stern Note will be secured by a lien on all assets of the Company. The security interest granted to the holders of the 2020 Notes, 8% Notes and Stern Note ranks pari passu. The Security Agreement permits sales of assets up to a value of $1,000,000 which proceeds may be used for working capital purposes and the secured parties will take such steps as may be reasonably necessary to release its security interest and enable such sales in such circumstances. Each of the secured parties appointed Mr. Stern and a third-party investor as joint collateral agents. Mr. Stern, a director of the Company, is the trustee of the Stern Trust. Further, the Company and the Stern Trust entered an Amended and Restated Promissory Note (the “Restated Stern Note”) providing that the $2,000,000 principal of the Stern Note will be due and payable on the same terms (bearing interest at 15% per annum) and on the same maturity date as the 2020 Notes. The interest due under the Stern Note as of January 31, 2020 in the amount of $662,000 has been capitalized and will earn interest at 10% per annum, which at the election of the Stern Trust can be paid in shares of common stock at a conversion price of $0.20 and the maturity of such interest shall be extended to the same maturity date as the 2020 Notes.
Aggregate amount	$ 1,510,000			$ 1,510,000
Required to pay						150.00%
Conversion price per share (in Dollars per share)						$ 6.00	$ 0.20
Weighted average price, description						The Company may require that the 2020 Note Investors convert all or a portion of the 2020 Notes, if the Company’s volume weighted average price for any preceding 20-day period is equal to or greater than $9.00.	The Company may require that the 2020 Note Investors convert all or a portion of the 2020 Notes, if the Company’s volume weighted average price for any preceding 20-day period is equal to or greater than $0.30.
Cash fee of approximately						$ 104,800	$ 104,800
Conversion of stock, shares converted (in Shares)					33,000
Interest amount						700,000
Indebtedness amount						6,100,000
Aggregate shares of common stock						$ 1,138,000
Principal due percentage							150.00%
Interest of annum payable							15.00%
Amount of the principal converted divided							150.00%
Investor [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible notes payable, description		the Company entered into Securities Purchase Agreements with several accredited investors (the “8% Note Investors”) providing for the sale by the Company to the Investors of 8% Convertible Notes in the aggregate amount of $428,000 (the “8% Notes”). The 8% Notes were to mature on November 30, 2021 and were a general unsecured obligation of the Company. The Company can prepay all or a portion of the 8% Notes at any time. The Company shall pay any interest on the 8% Notes at the rate of 8.0% per annum payable at the earlier of the maturity date or conversion date, in cash or, at the holder’s option, shares of common stock of the Company. At the option of the 8% Note investors, all or a portion of the 8% Notes may be converted into shares of common stock of the Company at a conversion price of $0.08 per share. If the holders of the 8% Notes owning outstanding 8.0% Notes representing in excess of half of the aggregate outstanding principal amount of all 8% Notes provide notice to the Company of their intent to convert their 8% Notes, then all 8% Notes plus unpaid interest and other amounts owing to each of the holders shall be automatically converted.
Philip D. Beck [Member]
Convertible Notes Payable (Details) [Line Items]
Consideration amount	50,000			50,000
Principal amount	50,000			50,000
Theodore Stern [Member]
Convertible Notes Payable (Details) [Line Items]
Consideration amount	50,000			50,000
Principal amount	50,000			50,000
Herbert Selzer [Member]
Convertible Notes Payable (Details) [Line Items]
Consideration amount	100,000			100,000
Principal amount	100,000			100,000
Mr. Selzer [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount	50,000			50,000
Investor [Member]
Convertible Notes Payable (Details) [Line Items]
Interest rate								8.00%
Convertible notes aggregate amount								$ 428,000
Philip D. Beck [Member]
Convertible Notes Payable (Details) [Line Items]
Consideration amount	50,000			50,000
Principal amount	50,000			50,000
Theodore Stern [Member]
Convertible Notes Payable (Details) [Line Items]
Consideration amount	50,000			50,000
Principal amount	50,000			50,000
Herbert Selzer [Member]
Convertible Notes Payable (Details) [Line Items]
Consideration amount	100,000			100,000
Principal amount	100,000			100,000
Mr. Selzer [Member]
Convertible Notes Payable (Details) [Line Items]
Principal amount	$ 50,000			$ 50,000
Convertible Debt [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible notes aggregate amount					$ 120,000